UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended April 30, 2025:
  John Hancock Fundamental Large Cap Core Fund
  John Hancock Infrastructure Fund
  John Hancock Small Cap Core Fund

John Hancock Small Cap Core Fund
Class A/JCCAX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class A/JCCAX)	$57	1.22%
Fund Statistics
Fund net assets	$2,220,095,271
Total number of portfolio holdings	73
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.4%
Arcosa, Inc.	2.2%
Cullen/Frost Bankers, Inc.	2.2%
EastGroup Properties, Inc.	2.2%
SouthState Corp.	2.1%
First Industrial Realty Trust, Inc.	2.1%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
CommVault Systems, Inc.	1.9%
Madison Square Garden Sports Corp.	1.9%

Sector Composition
Information technology	22.3%
Industrials	19.6%
Health care	14.8%
Financials	12.9%
Consumer discretionary	11.6%
Real estate	4.3%
Energy	4.2%
Communication services	2.7%
Consumer staples	1.7%
Utilities	1.6%
Materials	1.5%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4443065
445SA-A
4/25
6/25
John Hancock Small Cap Core Fund

John Hancock Small Cap Core Fund
Class I/JCCIX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class I/JCCIX)	$45	0.97%
Fund Statistics
Fund net assets	$2,220,095,271
Total number of portfolio holdings	73
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.4%
Arcosa, Inc.	2.2%
Cullen/Frost Bankers, Inc.	2.2%
EastGroup Properties, Inc.	2.2%
SouthState Corp.	2.1%
First Industrial Realty Trust, Inc.	2.1%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
CommVault Systems, Inc.	1.9%
Madison Square Garden Sports Corp.	1.9%

Sector Composition
Information technology	22.3%
Industrials	19.6%
Health care	14.8%
Financials	12.9%
Consumer discretionary	11.6%
Real estate	4.3%
Energy	4.2%
Communication services	2.7%
Consumer staples	1.7%
Utilities	1.6%
Materials	1.5%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4443065
445SA-I
4/25
6/25
John Hancock Small Cap Core Fund

John Hancock Small Cap Core Fund
Class NAV
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class NAV)	$40	0.86%
Fund Statistics
Fund net assets	$2,220,095,271
Total number of portfolio holdings	73
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.4%
Arcosa, Inc.	2.2%
Cullen/Frost Bankers, Inc.	2.2%
EastGroup Properties, Inc.	2.2%
SouthState Corp.	2.1%
First Industrial Realty Trust, Inc.	2.1%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
CommVault Systems, Inc.	1.9%
Madison Square Garden Sports Corp.	1.9%

Sector Composition
Information technology	22.3%
Industrials	19.6%
Health care	14.8%
Financials	12.9%
Consumer discretionary	11.6%
Real estate	4.3%
Energy	4.2%
Communication services	2.7%
Consumer staples	1.7%
Utilities	1.6%
Materials	1.5%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443065

445SA-NAV

4/25

6/25

John Hancock Small Cap Core Fund

John Hancock Small Cap Core Fund
Class R6/JORSX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class R6/JORSX)	$40	0.86%
Fund Statistics
Fund net assets	$2,220,095,271
Total number of portfolio holdings	73
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.4%
Arcosa, Inc.	2.2%
Cullen/Frost Bankers, Inc.	2.2%
EastGroup Properties, Inc.	2.2%
SouthState Corp.	2.1%
First Industrial Realty Trust, Inc.	2.1%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
CommVault Systems, Inc.	1.9%
Madison Square Garden Sports Corp.	1.9%

Sector Composition
Information technology	22.3%
Industrials	19.6%
Health care	14.8%
Financials	12.9%
Consumer discretionary	11.6%
Real estate	4.3%
Energy	4.2%
Communication services	2.7%
Consumer staples	1.7%
Utilities	1.6%
Materials	1.5%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443065

445SA-R6

4/25

6/25

John Hancock Small Cap Core Fund

John Hancock Infrastructure Fund
Class A/JEEBX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class A/JEEBX)	$66	1.27%
Fund Statistics
Fund net assets	$566,133,413
Total number of portfolio holdings	37
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.3%
The Williams Companies, Inc.	4.1%
Vinci SA	4.0%
Engie SA	3.8%
National Grid PLC	3.7%
Cia de Saneamento Basico do Estado de Sao Paulo	3.6%
Atmos Energy Corp.	3.6%
Sempra	3.5%
WEC Energy Group, Inc.	3.4%
Targa Resources Corp.	3.4%

Sector Composition
Utilities	59.8%
Energy	13.3%
Industrials	11.0%
Communication services	7.3%
Financials	3.1%
Real estate	2.9%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443076

428SA-A

4/25

6/25

John Hancock Infrastructure Fund

John Hancock Infrastructure Fund
Class C/JEEFX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class C/JEEFX)	$102	1.97%
Fund Statistics
Fund net assets	$566,133,413
Total number of portfolio holdings	37
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.3%
The Williams Companies, Inc.	4.1%
Vinci SA	4.0%
Engie SA	3.8%
National Grid PLC	3.7%
Cia de Saneamento Basico do Estado de Sao Paulo	3.6%
Atmos Energy Corp.	3.6%
Sempra	3.5%
WEC Energy Group, Inc.	3.4%
Targa Resources Corp.	3.4%

Sector Composition
Utilities	59.8%
Energy	13.3%
Industrials	11.0%
Communication services	7.3%
Financials	3.1%
Real estate	2.9%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443076

428SA-C

4/25

6/25

John Hancock Infrastructure Fund

John Hancock Infrastructure Fund
Class I/JEEIX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class I/JEEIX)	$51	0.97%
Fund Statistics
Fund net assets	$566,133,413
Total number of portfolio holdings	37
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.3%
The Williams Companies, Inc.	4.1%
Vinci SA	4.0%
Engie SA	3.8%
National Grid PLC	3.7%
Cia de Saneamento Basico do Estado de Sao Paulo	3.6%
Atmos Energy Corp.	3.6%
Sempra	3.5%
WEC Energy Group, Inc.	3.4%
Targa Resources Corp.	3.4%

Sector Composition
Utilities	59.8%
Energy	13.3%
Industrials	11.0%
Communication services	7.3%
Financials	3.1%
Real estate	2.9%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443076

428SA-I

4/25

6/25

John Hancock Infrastructure Fund

John Hancock Infrastructure Fund
Class NAV
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class NAV)	$44	0.85%
Fund Statistics
Fund net assets	$566,133,413
Total number of portfolio holdings	37
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.3%
The Williams Companies, Inc.	4.1%
Vinci SA	4.0%
Engie SA	3.8%
National Grid PLC	3.7%
Cia de Saneamento Basico do Estado de Sao Paulo	3.6%
Atmos Energy Corp.	3.6%
Sempra	3.5%
WEC Energy Group, Inc.	3.4%
Targa Resources Corp.	3.4%

Sector Composition
Utilities	59.8%
Energy	13.3%
Industrials	11.0%
Communication services	7.3%
Financials	3.1%
Real estate	2.9%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443076

428SA-NAV

4/25

6/25

John Hancock Infrastructure Fund

John Hancock Infrastructure Fund
Class R6/JEEDX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class R6/JEEDX)	$45	0.86%
Fund Statistics
Fund net assets	$566,133,413
Total number of portfolio holdings	37
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.3%
The Williams Companies, Inc.	4.1%
Vinci SA	4.0%
Engie SA	3.8%
National Grid PLC	3.7%
Cia de Saneamento Basico do Estado de Sao Paulo	3.6%
Atmos Energy Corp.	3.6%
Sempra	3.5%
WEC Energy Group, Inc.	3.4%
Targa Resources Corp.	3.4%

Sector Composition
Utilities	59.8%
Energy	13.3%
Industrials	11.0%
Communication services	7.3%
Financials	3.1%
Real estate	2.9%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443076

428SA-R6

4/25

6/25

John Hancock Infrastructure Fund

John Hancock Fundamental Large Cap Core Fund
Class A/TAGRX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class A/TAGRX)	$49	1.01%
Fund Statistics
Fund net assets	$5,475,443,874
Total number of portfolio holdings	51
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Cheniere Energy, Inc.	5.4%
Alphabet, Inc., Class A	5.2%
Microsoft Corp.	4.6%
Workday, Inc., Class A	4.2%
KKR & Company, Inc.	3.8%
Lennar Corp., Class A	3.2%
Adobe, Inc.	3.0%
Crown Castle, Inc.	3.0%

Sector Composition
Information technology	31.1%
Consumer discretionary	15.5%
Communication services	11.1%
Financials	10.7%
Health care	10.3%
Industrials	6.1%
Energy	5.4%
Consumer staples	4.7%
Real estate	3.7%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443074

50SA-A

4/25

6/25

John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class C/JHLVX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class C/JHLVX)	$85	1.76%
Fund Statistics
Fund net assets	$5,475,443,874
Total number of portfolio holdings	51
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Cheniere Energy, Inc.	5.4%
Alphabet, Inc., Class A	5.2%
Microsoft Corp.	4.6%
Workday, Inc., Class A	4.2%
KKR & Company, Inc.	3.8%
Lennar Corp., Class A	3.2%
Adobe, Inc.	3.0%
Crown Castle, Inc.	3.0%

Sector Composition
Information technology	31.1%
Consumer discretionary	15.5%
Communication services	11.1%
Financials	10.7%
Health care	10.3%
Industrials	6.1%
Energy	5.4%
Consumer staples	4.7%
Real estate	3.7%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443074

50SA-C

4/25

6/25

John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class I/JLVIX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class I/JLVIX)	$37	0.76%
Fund Statistics
Fund net assets	$5,475,443,874
Total number of portfolio holdings	51
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Cheniere Energy, Inc.	5.4%
Alphabet, Inc., Class A	5.2%
Microsoft Corp.	4.6%
Workday, Inc., Class A	4.2%
KKR & Company, Inc.	3.8%
Lennar Corp., Class A	3.2%
Adobe, Inc.	3.0%
Crown Castle, Inc.	3.0%

Sector Composition
Information technology	31.1%
Consumer discretionary	15.5%
Communication services	11.1%
Financials	10.7%
Health care	10.3%
Industrials	6.1%
Energy	5.4%
Consumer staples	4.7%
Real estate	3.7%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443074

50SA-I

4/25

6/25

John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class NAV/JLCNX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class NAV/JLCNX)	$32	0.65%
Fund Statistics
Fund net assets	$5,475,443,874
Total number of portfolio holdings	51
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Cheniere Energy, Inc.	5.4%
Alphabet, Inc., Class A	5.2%
Microsoft Corp.	4.6%
Workday, Inc., Class A	4.2%
KKR & Company, Inc.	3.8%
Lennar Corp., Class A	3.2%
Adobe, Inc.	3.0%
Crown Castle, Inc.	3.0%

Sector Composition
Information technology	31.1%
Consumer discretionary	15.5%
Communication services	11.1%
Financials	10.7%
Health care	10.3%
Industrials	6.1%
Energy	5.4%
Consumer staples	4.7%
Real estate	3.7%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443074

50SA-NAV

4/25

6/25

John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class R2/JLCYX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R2/JLCYX)	$54	1.12%
Fund Statistics
Fund net assets	$5,475,443,874
Total number of portfolio holdings	51
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Cheniere Energy, Inc.	5.4%
Alphabet, Inc., Class A	5.2%
Microsoft Corp.	4.6%
Workday, Inc., Class A	4.2%
KKR & Company, Inc.	3.8%
Lennar Corp., Class A	3.2%
Adobe, Inc.	3.0%
Crown Castle, Inc.	3.0%

Sector Composition
Information technology	31.1%
Consumer discretionary	15.5%
Communication services	11.1%
Financials	10.7%
Health care	10.3%
Industrials	6.1%
Energy	5.4%
Consumer staples	4.7%
Real estate	3.7%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443074

50SA-R2

4/25

6/25

John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class R4/JLCFX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R4/JLCFX)	$44	0.90%
Fund Statistics
Fund net assets	$5,475,443,874
Total number of portfolio holdings	51
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Cheniere Energy, Inc.	5.4%
Alphabet, Inc., Class A	5.2%
Microsoft Corp.	4.6%
Workday, Inc., Class A	4.2%
KKR & Company, Inc.	3.8%
Lennar Corp., Class A	3.2%
Adobe, Inc.	3.0%
Crown Castle, Inc.	3.0%

Sector Composition
Information technology	31.1%
Consumer discretionary	15.5%
Communication services	11.1%
Financials	10.7%
Health care	10.3%
Industrials	6.1%
Energy	5.4%
Consumer staples	4.7%
Real estate	3.7%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443074

50SA-R4

4/25

6/25

John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class R5/JLCVX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R5/JLCVX)	$34	0.70%
Fund Statistics
Fund net assets	$5,475,443,874
Total number of portfolio holdings	51
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Cheniere Energy, Inc.	5.4%
Alphabet, Inc., Class A	5.2%
Microsoft Corp.	4.6%
Workday, Inc., Class A	4.2%
KKR & Company, Inc.	3.8%
Lennar Corp., Class A	3.2%
Adobe, Inc.	3.0%
Crown Castle, Inc.	3.0%

Sector Composition
Information technology	31.1%
Consumer discretionary	15.5%
Communication services	11.1%
Financials	10.7%
Health care	10.3%
Industrials	6.1%
Energy	5.4%
Consumer staples	4.7%
Real estate	3.7%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443074

50SA-R5

4/25

6/25

John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class R6/JLCWX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R6/JLCWX)	$32	0.65%
Fund Statistics
Fund net assets	$5,475,443,874
Total number of portfolio holdings	51
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Cheniere Energy, Inc.	5.4%
Alphabet, Inc., Class A	5.2%
Microsoft Corp.	4.6%
Workday, Inc., Class A	4.2%
KKR & Company, Inc.	3.8%
Lennar Corp., Class A	3.2%
Adobe, Inc.	3.0%
Crown Castle, Inc.	3.0%

Sector Composition
Information technology	31.1%
Consumer discretionary	15.5%
Communication services	11.1%
Financials	10.7%
Health care	10.3%
Industrials	6.1%
Energy	5.4%
Consumer staples	4.7%
Real estate	3.7%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443074

50SA-R6

4/25

6/25

John Hancock Fundamental Large Cap Core Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended April 30, 2025 for the following funds:

  John Hancock Fundamental Large Cap Core Fund

  John Hancock Infrastructure Fund

  John Hancock Small Cap Core Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Fundamental Large Cap Core Fund
U.S. equity
April 30, 2025

John Hancock
Fundamental Large Cap Core Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
16	Notes to financial statements
1	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND |

Fund’s investments
AS OF 4-30-25 (unaudited)
	Shares	Value
Common stocks 98.6%		$5,399,228,043
(Cost $3,432,236,716)
Communication services 11.1%		605,286,349
Entertainment 4.8%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,596,575	141,568,305
The Walt Disney Company	683,221	62,138,950
Warner Brothers Discovery, Inc. (A)	6,753,738	58,554,908
Interactive media and services 5.2%
Alphabet, Inc., Class A	1,796,557	285,293,252
Media 1.1%
Comcast Corp., Class A	1,688,039	57,730,934
Consumer discretionary 15.5%		848,197,228
Automobile components 0.6%
Mobileye Global, Inc., Class A (A)	2,113,919	30,820,939
Automobiles 0.8%
Tesla, Inc. (A)	166,072	46,858,876
Broadline retail 8.2%
Amazon.com, Inc. (A)	2,027,232	373,862,125
eBay, Inc.	1,120,347	76,362,852
Hotels, restaurants and leisure 1.6%
Las Vegas Sands Corp.	1,173,958	43,049,040
Starbucks Corp.	538,605	43,115,330
Household durables 3.2%
Lennar Corp., Class A	1,595,085	173,242,182
Textiles, apparel and luxury goods 1.1%
Lululemon Athletica, Inc. (A)	224,862	60,885,884
Consumer staples 4.7%		258,616,659
Beverages 4.0%
Anheuser-Busch InBev SA/NV, ADR	2,446,021	160,972,642
Diageo PLC, ADR	519,472	58,191,253
Consumer staples distribution and retail 0.7%
Sysco Corp.	536,365	38,296,461
Walmart, Inc.	11,890	1,156,303
Energy 5.4%		293,559,851
Oil, gas and consumable fuels 5.4%
Cheniere Energy, Inc.	1,270,217	293,559,851
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	2

	Shares	Value
Financials 10.7%		$585,561,986
Capital markets 10.7%
KKR & Company, Inc.	1,836,120	209,813,432
Morgan Stanley	1,189,852	137,332,718
Nasdaq, Inc.	2,041,971	155,618,610
The Goldman Sachs Group, Inc.	151,214	82,797,226
Health care 10.3%		566,476,880
Health care equipment and supplies 1.3%
Hologic, Inc. (A)	1,191,549	69,348,152
Health care providers and services 4.7%
Elevance Health, Inc.	264,437	111,216,913
McKesson Corp.	82,378	58,718,215
UnitedHealth Group, Inc.	216,993	89,279,600
Life sciences tools and services 3.3%
Avantor, Inc. (A)	1,742,339	22,632,984
Danaher Corp.	415,032	82,728,329
Thermo Fisher Scientific, Inc.	174,105	74,691,045
Pharmaceuticals 1.0%
GSK PLC, ADR	1,451,986	57,861,642
Industrials 6.1%		333,532,175
Aerospace and defense 3.3%
General Dynamics Corp.	95,549	26,000,794
Lockheed Martin Corp.	283,519	135,451,202
RTX Corp.	165,548	20,880,569
Machinery 0.5%
Fortive Corp.	362,871	25,288,480
Trading companies and distributors 2.3%
United Rentals, Inc.	199,400	125,911,130
Information technology 31.1%		1,704,195,863
Semiconductors and semiconductor equipment 8.7%
Analog Devices, Inc.	742,825	144,791,449
KLA Corp.	169,214	118,904,986
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	482,573	80,440,093
Texas Instruments, Inc.	832,690	133,272,035
Software 14.4%
Adobe, Inc. (A)	431,145	161,670,748
Microsoft Corp.	639,450	252,749,007
Oracle Corp.	406,444	57,194,800
Salesforce, Inc.	325,104	87,358,696
Workday, Inc., Class A (A)	940,400	230,398,000
3	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 8.0%
Apple, Inc.	1,774,791	$377,143,088
Samsung Electronics Company, Ltd.	1,544,766	60,272,961
Real estate 3.7%		203,801,052
Specialized REITs 3.7%
American Tower Corp.	91,685	20,666,716
Crown Castle, Inc.	1,535,339	162,377,453
Millrose Properties, Inc., Class A	828,949	20,756,883

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.3%				$73,277,389
(Cost $73,286,000)
U.S. Government Agency 1.3%				73,277,389
Federal Agricultural Mortgage Corp. Discount Note	4.180	05-01-25	29,770,000	29,766,502
Federal Home Loan Bank Discount Note	4.207	05-01-25	43,516,000	43,510,887

Total investments (Cost $3,505,522,716) 99.9%	$5,472,505,432
Other assets and liabilities, net 0.1%	2,938,442
Total net assets 100.0%	$5,475,443,874

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $3,521,359,983. Net unrealized appreciation aggregated to $1,951,145,449, of which $2,131,592,818 related to gross unrealized appreciation and $180,447,369 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,505,522,716)	$5,472,505,432
Cash	1,721,231
Foreign currency, at value (Cost $1,692,971)	1,767,111
Dividends and interest receivable	3,521,227
Receivable for fund shares sold	1,314,317
Receivable for investments sold	220,903
Other assets	396,892
Total assets	5,481,447,113
Liabilities
Payable for fund shares repurchased	2,193,441
Payable to affiliates
Investment management fees	2,675,626
Accounting and legal services fees	150,283
Transfer agent fees	263,189
Distribution and service fees	470,225
Trustees’ fees	2,375
Other liabilities and accrued expenses	248,100
Total liabilities	6,003,239
Net assets	$5,475,443,874
Net assets consist of
Paid-in capital	$2,989,371,487
Total distributable earnings (loss)	2,486,072,387
Net assets	$5,475,443,874

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,073,146,038 ÷ 33,747,451 shares)[1]	$61.43
Class C ($32,615,322 ÷ 669,222 shares)[1]	$48.74
Class I ($727,856,505 ÷ 11,047,748 shares)	$65.88
Class R2 ($5,405,288 ÷ 82,717 shares)	$65.35
Class R4 ($109,039 ÷ 1,668 shares)	$65.37
Class R5 ($422,539 ÷ 6,390 shares)	$66.13
Class R6 ($535,067,777 ÷ 8,085,095 shares)	$66.18
Class NAV ($2,100,821,366 ÷ 31,760,701 shares)	$66.15
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$64.66

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Dividends	$32,740,642
Interest	1,887,897
Less foreign taxes withheld	(162,110)
Total investment income	34,466,429
Expenses
Investment management fees	17,338,293
Distribution and service fees	2,953,915
Accounting and legal services fees	507,914
Transfer agent fees	1,766,968
Trustees’ fees	71,130
Custodian fees	321,081
State registration fees	70,727
Printing and postage	86,630
Professional fees	111,147
Other	75,544
Total expenses	23,303,349
Less expense reductions	(239,220)
Net expenses	23,064,129
Net investment income	11,402,300
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	528,420,642
528,420,642
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(794,880,097)
(794,880,097)
Net realized and unrealized loss	(266,459,455)
Decrease in net assets from operations	$(255,057,155)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$11,402,300	$27,015,566
Net realized gain	528,420,642	656,746,699
Change in net unrealized appreciation (depreciation)	(794,880,097)	978,441,875
Increase (decrease) in net assets resulting from operations	(255,057,155)	1,662,204,140
Distributions to shareholders
From earnings
Class A	(269,653,949)	(127,714,472)
Class C	(5,848,223)	(3,548,069)
Class I	(94,361,167)	(47,724,891)
Class R2	(651,008)	(336,861)
Class R4	(13,168)	(7,203)
Class R5	(52,772)	(34,104)
Class R6	(67,372,494)	(35,230,530)
Class NAV	(208,492,641)	(116,044,864)
Total distributions	(646,445,422)	(330,640,994)
From fund share transactions	744,988,662	(339,563,835)
Total increase (decrease)	(156,513,915)	991,999,311
Net assets
Beginning of period	5,631,957,789	4,639,958,478
End of period	$5,475,443,874	$5,631,957,789
7	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$72.59	$56.46	$54.43	$76.05	$50.84	$46.52
Net investment income (loss)[2]	0.07	0.20	0.14	0.08	(0.03)	0.20
Net realized and unrealized gain (loss) on investments	(2.54)	20.09	5.30	(16.10)	25.42	4.38
Total from investment operations	(2.47)	20.29	5.44	(16.02)	25.39	4.58
Less distributions
From net investment income	(0.22)	(0.17)	(0.12)	—	(0.18)	(0.26)
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—	—
Total distributions	(8.69)	(4.16)	(3.41)	(5.60)	(0.18)	(0.26)
Net asset value, end of period	$61.43	$72.59	$56.46	$54.43	$76.05	$50.84
Total return (%)[3,4]	(4.46)[5]	37.14	10.75	(22.73)	50.04	9.88
Ratios and supplemental data
Net assets, end of period (in millions)	$2,073	$2,264	$1,746	$1,670	$2,242	$1,550
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[6]	1.02	1.03	1.02	1.02	1.04
Expenses including reductions	1.01[6]	1.02	1.02	1.01	1.01	1.03
Net investment income (loss)	0.21[6]	0.30	0.24	0.12	(0.04)	0.40
Portfolio turnover (%)	22	19	19	26	16	19

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	8

CLASS C SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$59.29	$46.95	$46.04	$65.65	$44.08	$40.42
Net investment loss[2]	(0.15)	(0.25)	(0.24)	(0.34)	(0.46)	(0.14)
Net realized and unrealized gain (loss) on investments	(1.93)	16.58	4.44	(13.67)	22.03	3.80
Total from investment operations	(2.08)	16.33	4.20	(14.01)	21.57	3.66
Less distributions
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—	—
Net asset value, end of period	$48.74	$59.29	$46.95	$46.04	$65.65	$44.08
Total return (%)[3,4]	(4.81)[5]	36.11	9.93	(23.32)	48.93	9.05
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$43	$44	$53	$89	$84
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77[6]	1.78	1.78	1.77	1.77	1.79
Expenses including reductions	1.76[6]	1.77	1.78	1.76	1.76	1.78
Net investment loss	(0.54)[6]	(0.45)	(0.51)	(0.64)	(0.79)	(0.33)
Portfolio turnover (%)	22	19	19	26	16	19

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
9	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$77.33	$59.91	$57.56	$80.04	$53.47	$48.89
Net investment income[2]	0.16	0.39	0.30	0.25	0.14	0.34
Net realized and unrealized gain (loss) on investments	(2.74)	21.34	5.61	(17.01)	26.73	4.61
Total from investment operations	(2.58)	21.73	5.91	(16.76)	26.87	4.95
Less distributions
From net investment income	(0.40)	(0.32)	(0.27)	(0.12)	(0.30)	(0.37)
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—	—
Total distributions	(8.87)	(4.31)	(3.56)	(5.72)	(0.30)	(0.37)
Net asset value, end of period	$65.88	$77.33	$59.91	$57.56	$80.04	$53.47
Total return (%)[3]	(4.34)[4]	37.46	11.03	(22.55)	50.42	10.16
Ratios and supplemental data
Net assets, end of period (in millions)	$728	$832	$666	$672	$941	$625
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.78	0.78	0.77	0.77	0.79
Expenses including reductions	0.76[5]	0.77	0.78	0.76	0.76	0.78
Net investment income	0.46[5]	0.55	0.49	0.37	0.20	0.66
Portfolio turnover (%)	22	19	19	26	16	19

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	10

CLASS R2 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$76.63	$59.40	$57.06	$79.54	$53.16	$48.63
Net investment income (loss)[2]	0.04	0.13	0.08	—[3]	(0.12)	0.13
Net realized and unrealized gain (loss) on investments	(2.72)	21.18	5.58	(16.88)	26.60	4.59
Total from investment operations	(2.68)	21.31	5.66	(16.88)	26.48	4.72
Less distributions
From net investment income	(0.13)	(0.09)	(0.03)	—	(0.10)	(0.19)
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—	—
Total distributions	(8.60)	(4.08)	(3.32)	(5.60)	(0.10)	(0.19)
Net asset value, end of period	$65.35	$76.63	$59.40	$57.06	$79.54	$53.16
Total return (%)[4]	(4.50)[5]	36.99	10.64	(22.84)	49.87	9.73
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$6	$5	$6	$9	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]	1.14	1.14	1.14	1.14	1.17
Expenses including reductions	1.12[6]	1.13	1.13	1.13	1.13	1.17
Net investment income (loss)	0.10[6]	0.19	0.14	—[7]	(0.17)	0.28
Portfolio turnover (%)	22	19	19	26	16	19

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
11	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$76.71	$59.47	$57.16	$79.54	$53.15	$48.61
Net investment income[2]	0.11	0.32	0.21	0.15	0.04	0.26
Net realized and unrealized gain (loss) on investments	(2.68)	21.15	5.58	(16.90)	26.58	4.59
Total from investment operations	(2.57)	21.47	5.79	(16.75)	26.62	4.85
Less distributions
From net investment income	(0.30)	(0.24)	(0.19)	(0.03)	(0.23)	(0.31)
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—	—
Total distributions	(8.77)	(4.23)	(3.48)	(5.63)	(0.23)	(0.31)
Net asset value, end of period	$65.37	$76.71	$59.47	$57.16	$79.54	$53.15
Total return (%)[3]	(4.40)[4]	37.30	10.88	(22.67)	50.20	10.00
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$1	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	1.02	1.02	1.01	1.01	1.02
Expenses including reductions	0.90[6]	0.91	0.91	0.90	0.90	0.92
Net investment income	0.32[6]	0.45	0.35	0.23	0.06	0.51
Portfolio turnover (%)	22	19	19	26	16	19

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	12

CLASS R5 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$77.61	$60.10	$57.74	$80.26	$53.61	$49.02
Net investment income[2]	0.18	0.44	0.33	0.29	0.19	0.36
Net realized and unrealized gain (loss) on investments	(2.74)	21.42	5.63	(17.06)	26.79	4.63
Total from investment operations	(2.56)	21.86	5.96	(16.77)	26.98	4.99
Less distributions
From net investment income	(0.45)	(0.36)	(0.31)	(0.15)	(0.33)	(0.40)
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—	—
Total distributions	(8.92)	(4.35)	(3.60)	(5.75)	(0.33)	(0.40)
Net asset value, end of period	$66.13	$77.61	$60.10	$57.74	$80.26	$53.61
Total return (%)[3]	(4.30)[4]	37.55	11.09	(22.50)	50.50	10.22
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[6]	0.72	0.72	0.71	0.71	0.73
Expenses including reductions	0.70[6]	0.71	0.71	0.70	0.70	0.72
Net investment income	0.51[6]	0.61	0.54	0.43	0.26	0.71
Portfolio turnover (%)	22	19	19	26	16	19

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
13	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$77.68	$60.15	$57.79	$80.32	$53.64	$49.04
Net investment income[2]	0.20	0.47	0.36	0.32	0.22	0.39
Net realized and unrealized gain (loss) on investments	(2.75)	21.44	5.63	(17.07)	26.81	4.63
Total from investment operations	(2.55)	21.91	5.99	(16.75)	27.03	5.02
Less distributions
From net investment income	(0.48)	(0.39)	(0.34)	(0.18)	(0.35)	(0.42)
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—	—
Total distributions	(8.95)	(4.38)	(3.63)	(5.78)	(0.35)	(0.42)
Net asset value, end of period	$66.18	$77.68	$60.15	$57.79	$80.32	$53.64
Total return (%)[3]	(4.29)[4]	37.63	11.15	(22.46)	50.59	10.28
Ratios and supplemental data
Net assets, end of period (in millions)	$535	$594	$495	$478	$593	$386
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[5]	0.67	0.67	0.66	0.66	0.68
Expenses including reductions	0.65[5]	0.66	0.67	0.65	0.65	0.67
Net investment income	0.56[5]	0.66	0.60	0.48	0.31	0.76
Portfolio turnover (%)	22	19	19	26	16	19

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	14

CLASS NAV SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$77.64	$60.13	$57.77	$80.29	$53.62	$49.02
Net investment income[2]	0.21	0.48	0.37	0.33	0.23	0.40
Net realized and unrealized gain (loss) on investments	(2.75)	21.41	5.63	(17.06)	26.80	4.63
Total from investment operations	(2.54)	21.89	6.00	(16.73)	27.03	5.03
Less distributions
From net investment income	(0.48)	(0.39)	(0.35)	(0.19)	(0.36)	(0.43)
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—	—
Total distributions	(8.95)	(4.38)	(3.64)	(5.79)	(0.36)	(0.43)
Net asset value, end of period	$66.15	$77.64	$60.13	$57.77	$80.29	$53.62
Total return (%)[3]	(4.28)[4]	37.62	11.18	(22.47)	50.60	10.30
Ratios and supplemental data
Net assets, end of period (in millions)	$2,101	$1,892	$1,684	$1,759	$2,425	$2,063
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[5]	0.66	0.67	0.65	0.65	0.67
Expenses including reductions	0.65[5]	0.65	0.66	0.65	0.64	0.66
Net investment income	0.57[5]	0.67	0.61	0.49	0.33	0.78
Portfolio turnover (%)	22	19	19	26	16	19

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
15	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily
| JOHN HANCOCK Fundamental Large Cap Core Fund	16

close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$605,286,349	$605,286,349	—	—
Consumer discretionary	848,197,228	848,197,228	—	—
Consumer staples	258,616,659	258,616,659	—	—
Energy	293,559,851	293,559,851	—	—
Financials	585,561,986	585,561,986	—	—
Health care	566,476,880	566,476,880	—	—
Industrials	333,532,175	333,532,175	—	—
Information technology	1,704,195,863	1,643,922,902	$60,272,961	—
Real estate	203,801,052	203,801,052	—	—
Short-term investments	73,277,389	—	73,277,389	—
Total investments in securities	$5,472,505,432	$5,338,955,082	$133,550,350	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon
17	JOHN HANCOCK Fundamental Large Cap Core Fund |

interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2025 were $13,025.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
| JOHN HANCOCK Fundamental Large Cap Core Fund	18

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.625% of the first $3 billion of the fund’s average daily net assets and (b) 0.600% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
19	JOHN HANCOCK Fundamental Large Cap Core Fund |

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive and/or reimburse a portion of the operating expenses for Class I shares of the fund to the extent they exceed 0.78% of its average daily net assets. These waivers and/or reimbursements exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, borrowing costs, and prime brokerage fees. The waivers and/or reimbursements will expire on February 28, 2026, unless renewed by mutual agreement of the fund and Advisor based upon determination that this is appropriate under the circumstances at the time. Prior to February 28, 2025, the Advisor had contractually agreed to waive and/or reimburse a portion of the operating expenses for Class C shares of the fund to the extent they exceeded 1.82% of its average daily net assets.
For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$95,020
Class C	1,665
Class I	34,021
Class R2	247
Class R4	5
Class	Expense reduction
Class R5	$19
Class R6	24,694
Class NAV	83,491
Total	$239,162

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
| JOHN HANCOCK Fundamental Large Cap Core Fund	20

Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $58 for Class R4 shares for the six months ended April 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $243,809 for the six months ended April 30, 2025. Of this amount, $41,125 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $202,684 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, CDSCs received by the Distributor amounted to $888 and $558 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,743,552	$1,274,337
Class C	196,549	22,275
Class I	—	456,033
Class R2	13,499	142
Class R4	202	3
Class R5	113	11
Class R6	—	14,167
Total	$2,953,915	$1,766,968
21	JOHN HANCOCK Fundamental Large Cap Core Fund |

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,452,537	$98,187,817	2,526,283	$168,959,711
Distributions reinvested	3,813,861	257,283,061	1,946,002	121,585,523
Repurchased	(2,713,671)	(182,280,159)	(4,192,275)	(280,796,303)
Net increase	2,552,727	$173,190,719	280,010	$9,748,931
Class C shares
Sold	34,889	$1,888,054	59,560	$3,205,265
Distributions reinvested	95,801	5,140,670	61,983	3,183,438
Repurchased	(178,928)	(9,622,687)	(338,841)	(18,417,375)
Net decrease	(48,238)	$(2,593,963)	(217,298)	$(12,028,672)
Class I shares
Sold	620,421	$44,890,260	1,097,949	$76,305,998
Distributions reinvested	1,102,012	79,653,443	602,446	40,014,439
Repurchased	(1,435,521)	(103,759,909)	(2,051,264)	(145,495,674)
Net increase (decrease)	286,912	$20,783,794	(350,869)	$(29,175,237)
Class R2 shares
Sold	2,674	$189,545	4,865	$351,097
Distributions reinvested	9,025	647,826	5,076	335,137
Repurchased	(5,551)	(389,383)	(17,735)	(1,253,397)
Net increase (decrease)	6,148	$447,988	(7,794)	$(567,163)
Class R4 shares
Sold	52	$3,649	144	$9,879
Distributions reinvested	183	13,168	109	7,203
Repurchased	(125)	(9,707)	(18,656)	(1,262,613)
Net increase (decrease)	110	$7,110	(18,403)	$(1,245,531)
Class R5 shares
Sold	190	$13,598	682	$48,201
Distributions reinvested	728	52,772	512	34,104
Repurchased	(447)	(33,122)	(3,228)	(242,074)
Net increase (decrease)	471	$33,248	(2,034)	$(159,769)
| JOHN HANCOCK Fundamental Large Cap Core Fund	22

	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	622,619	$44,902,240	1,066,036	$76,105,370
Distributions reinvested	916,295	66,504,679	523,080	34,863,271
Repurchased	(1,101,352)	(79,900,933)	(2,164,207)	(154,291,769)
Net increase (decrease)	437,562	$31,505,986	(575,091)	$(43,323,128)
Class NAV shares
Sold	6,052,142	$434,350,071	102,420	$7,490,106
Distributions reinvested	2,874,175	208,492,641	1,741,892	116,044,864
Repurchased	(1,541,337)	(121,228,932)	(5,469,861)	(386,348,236)
Net increase (decrease)	7,384,980	$521,613,780	(3,625,549)	$(262,813,266)
Total net increase (decrease)	10,620,672	$744,988,662	(4,517,028)	$(339,563,835)
Affiliates of the fund owned 1% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,302,634,262 and $1,215,651,149, respectively, for the six months ended April 30, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2025, funds within the John Hancock group of funds complex held 36.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	8.8%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	7.6%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	5.0%
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial
23	JOHN HANCOCK Fundamental Large Cap Core Fund |

position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Fundamental Large Cap Core Fund	24

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443074	50SA 4/25
6/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Infrastructure Fund
Alternative
April 30, 2025

John Hancock
Infrastructure Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
13	Notes to financial statements
1	JOHN HANCOCK INFRASTRUCTURE FUND |

Fund’s investments
AS OF 4-30-25 (unaudited)
	Shares	Value
Common stocks 97.4%		$551,265,078
(Cost $401,829,255)
Brazil 3.6%		20,397,310
Cia de Saneamento Basico do Estado de Sao Paulo	1,016,400	20,397,310
Canada 3.2%		17,985,988
Canadian National Railway Company	122,199	11,834,316
Pembina Pipeline Corp.	160,924	6,151,672
China 2.3%		12,679,941
ENN Energy Holdings, Ltd.	1,606,199	12,679,941
France 7.8%		44,285,477
Engie SA	1,045,920	21,617,423
Vinci SA	161,376	22,668,054
Germany 5.8%		32,963,683
E.ON SE	1,396,169	24,418,423
RWE AG	220,045	8,545,260
Hong Kong 2.0%		11,243,458
CK Hutchison Holdings, Ltd.	1,993,847	11,243,458
Italy 4.3%		24,252,938
Enel SpA	1,998,306	17,323,261
Italgas SpA (A)	843,435	6,929,677
Japan 8.0%		45,483,043
Nippon Telegraph & Telephone Corp.	14,233,575	14,878,021
Osaka Gas Company, Ltd.	684,266	17,351,658
The Kansai Electric Power Company, Inc.	1,075,722	13,253,364
Singapore 3.2%		18,171,265
Singapore Telecommunications, Ltd.	6,280,693	18,171,265
South Korea 1.4%		7,947,498
KT Corp.	217,485	7,947,498
Spain 5.5%		31,080,589
Aena SME SA (A)(B)	65,198	16,378,775
Iberdrola SA	815,596	14,701,814
United Kingdom 3.7%		20,963,034
National Grid PLC	1,452,327	20,963,034
United States 46.6%		263,810,854
American Electric Power Company, Inc.	175,558	19,019,954
American Tower Corp.	73,699	16,612,492
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INFRASTRUCTURE FUND	2

	Shares	Value
United States (continued)
Atmos Energy Corp.	125,471	$20,154,407
Berkshire Hathaway, Inc., Class B (C)	33,338	17,777,489
Cheniere Energy, Inc.	56,983	13,169,341
Dominion Energy, Inc.	332,794	18,097,338
Duke Energy Corp.	121,458	14,820,305
Exelon Corp.	356,648	16,726,791
ONE Gas, Inc.	157,557	12,369,800
ONEOK, Inc.	169,534	13,928,913
PPL Corp.	433,079	15,807,384
Public Service Enterprise Group, Inc.	49,639	3,967,645
Sempra	263,518	19,571,482
Targa Resources Corp.	111,310	19,022,879
The Williams Companies, Inc.	396,896	23,246,199
WEC Energy Group, Inc.	178,218	19,518,435

	Yield (%)	Shares	Value
Short-term investments 5.5%			$31,422,892
(Cost $31,421,103)
Short-term funds 3.2%			18,022,892
John Hancock Collateral Trust (D)	4.2081(E)	1,801,713	18,022,892

	Par value^	Value
Repurchase agreement 2.3%		13,400,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 4-30-25 at 4.360% to be repurchased at $13,401,623 on 5-1-25, collateralized by $13,218,200 U.S. Treasury Notes, 4.125% due 11-30-29 (valued at $13,668,015)	13,400,000	13,400,000

Total investments (Cost $433,250,358) 102.9%	$582,687,970
Other assets and liabilities, net (2.9%)	(16,554,557)
Total net assets 100.0%	$566,133,413

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 4-30-25.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-25.
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $440,234,499. Net unrealized appreciation aggregated to $142,453,471, of which $144,319,600 related to gross unrealized appreciation and $1,866,129 related to gross unrealized depreciation.
3	JOHN HANCOCK INFRASTRUCTURE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

The fund had the following sector composition as a percentage of net assets on 4-30-25:
Utilities	59.8%
Energy	13.3%
Industrials	11.0%
Communication services	7.3%
Financials	3.1%
Real estate	2.9%
Short-term investments and other	2.6%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INFRASTRUCTURE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $415,229,255) including $17,098,927 of securities loaned	$564,665,078
Affiliated investments, at value (Cost $18,021,103)	18,022,892
Total investments, at value (Cost $433,250,358)	582,687,970
Cash	23,058
Foreign currency, at value (Cost $126,254)	126,758
Dividends and interest receivable	2,031,588
Receivable for fund shares sold	2,379,998
Receivable for securities lending income	10,517
Other assets	92,996
Total assets	587,352,885
Liabilities
Payable for investments purchased	2,899,708
Payable for fund shares repurchased	142,901
Payable upon return of securities loaned	18,021,100
Payable to affiliates
Accounting and legal services fees	13,660
Transfer agent fees	41,019
Trustees’ fees	305
Other liabilities and accrued expenses	100,779
Total liabilities	21,219,472
Net assets	$566,133,413
Net assets consist of
Paid-in capital	$429,889,948
Total distributable earnings (loss)	136,243,465
Net assets	$566,133,413

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($67,310,113 ÷ 4,075,905 shares)[1]	$16.51
Class C ($9,878,581 ÷ 607,215 shares)[1]	$16.27
Class I ($377,340,242 ÷ 22,826,173 shares)	$16.53
Class R6 ($74,642,348 ÷ 4,504,529 shares)	$16.57
Class NAV ($36,962,129 ÷ 2,230,941 shares)	$16.57
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.38

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Infrastructure Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Dividends	$10,151,107
Interest	242,622
Securities lending	17,739
Less foreign taxes withheld	(770,867)
Total investment income	9,640,601
Expenses
Investment management fees	2,061,359
Distribution and service fees	135,224
Accounting and legal services fees	47,111
Transfer agent fees	238,157
Trustees’ fees	7,009
Custodian fees	63,553
State registration fees	32,998
Printing and postage	22,649
Professional fees	51,854
Other	16,235
Total expenses	2,676,149
Less expense reductions	(22,619)
Net expenses	2,653,530
Net investment income	6,987,071
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	16,203,805
Affiliated investments	(1,776)
16,202,029
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	28,417,523
Affiliated investments	1,789
28,419,312
Net realized and unrealized gain	44,621,341
Increase in net assets from operations	$51,608,412
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Infrastructure Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$6,987,071	$14,624,059
Net realized gain	16,202,029	52,327,730
Change in net unrealized appreciation (depreciation)	28,419,312	83,897,102
Increase in net assets resulting from operations	51,608,412	150,848,891
Distributions to shareholders
From earnings
Class A	(354,044)	(1,325,431)
Class C	(24,944)	(149,575)
Class I	(2,645,111)	(9,277,915)
Class R6	(532,302)	(1,990,973)
Class NAV	(494,888)	(2,074,070)
Total distributions	(4,051,289)	(14,817,964)
From fund share transactions	(37,311,571)	(187,360,264)
Total increase (decrease)	10,245,552	(51,329,337)
Net assets
Beginning of period	555,887,861	607,217,198
End of period	$566,133,413	$555,887,861
7	JOHN HANCOCK Infrastructure Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$15.08	$11.95	$12.07	$15.03	$11.99	$13.39
Net investment income[2]	0.18	0.31	0.26	0.22	0.19	0.19
Net realized and unrealized gain (loss) on investments	1.34	3.14	(0.14)	(2.27)	3.11	(1.00)
Total from investment operations	1.52	3.45	0.12	(2.05)	3.30	(0.81)
Less distributions
From net investment income	(0.09)	(0.32)	(0.24)	(0.42)	(0.20)	(0.19)
From net realized gain	—	—	—	(0.49)	(0.06)	(0.40)
Total distributions	(0.09)	(0.32)	(0.24)	(0.91)	(0.26)	(0.59)
Net asset value, end of period	$16.51	$15.08	$11.95	$12.07	$15.03	$11.99
Total return (%)[3,4]	10.15[5]	29.17	0.95	(14.26)	27.67	(6.23)
Ratios and supplemental data
Net assets, end of period (in millions)	$67	$60	$55	$64	$63	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27[6]	1.27	1.27	1.25	1.29	1.32
Expenses including reductions	1.27[6]	1.26	1.27	1.25	1.28	1.31
Net investment income	2.41[6]	2.25	2.04	1.63	1.35	1.55
Portfolio turnover (%)	21	27	20	33	27	34

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Infrastructure Fund	8

CLASS C SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$14.86	$11.78	$11.91	$14.85	$11.86	$13.26
Net investment income[2]	0.12	0.21	0.17	0.13	0.09	0.11
Net realized and unrealized gain (loss) on investments	1.33	3.10	(0.14)	(2.24)	3.07	(1.00)
Total from investment operations	1.45	3.31	0.03	(2.11)	3.16	(0.89)
Less distributions
From net investment income	(0.04)	(0.23)	(0.16)	(0.34)	(0.11)	(0.11)
From net realized gain	—	—	—	(0.49)	(0.06)	(0.40)
Total distributions	(0.04)	(0.23)	(0.16)	(0.83)	(0.17)	(0.51)
Net asset value, end of period	$16.27	$14.86	$11.78	$11.91	$14.85	$11.86
Total return (%)[3,4]	9.80[5]	28.29	0.23	(14.85)	26.81	(6.92)
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$9	$9	$11	$12	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97[6]	1.97	1.97	1.95	1.99	2.02
Expenses including reductions	1.97[6]	1.96	1.97	1.95	1.98	2.01
Net investment income	1.69[6]	1.54	1.32	0.99	0.66	0.89
Portfolio turnover (%)	21	27	20	33	27	34

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
9	JOHN HANCOCK Infrastructure Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$15.09	$11.96	$12.09	$15.05	$12.00	$13.41
Net investment income[2]	0.20	0.35	0.30	0.26	0.24	0.23
Net realized and unrealized gain (loss) on investments	1.35	3.14	(0.15)	(2.27)	3.11	(1.01)
Total from investment operations	1.55	3.49	0.15	(2.01)	3.35	(0.78)
Less distributions
From net investment income	(0.11)	(0.36)	(0.28)	(0.46)	(0.24)	(0.23)
From net realized gain	—	—	—	(0.49)	(0.06)	(0.40)
Total distributions	(0.11)	(0.36)	(0.28)	(0.95)	(0.30)	(0.63)
Net asset value, end of period	$16.53	$15.09	$11.96	$12.09	$15.05	$12.00
Total return (%)[3]	10.38[4]	29.52	1.17	(13.96)	28.12	(5.99)
Ratios and supplemental data
Net assets, end of period (in millions)	$377	$344	$386	$445	$463	$246
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[5]	0.97	0.97	0.95	0.99	1.02
Expenses including reductions	0.97[5]	0.96	0.97	0.95	0.98	1.00
Net investment income	2.66[5]	2.56	2.33	1.93	1.67	1.85
Portfolio turnover (%)	21	27	20	33	27	34

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Infrastructure Fund	10

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$15.13	$11.98	$12.11	$15.08	$12.02	$13.43
Net investment income[2]	0.21	0.36	0.32	0.23	0.25	0.25
Net realized and unrealized gain (loss) on investments	1.35	3.17	(0.16)	(2.23)	3.12	(1.02)
Total from investment operations	1.56	3.53	0.16	(2.00)	3.37	(0.77)
Less distributions
From net investment income	(0.12)	(0.38)	(0.29)	(0.48)	(0.25)	(0.24)
From net realized gain	—	—	—	(0.49)	(0.06)	(0.40)
Total distributions	(0.12)	(0.38)	(0.29)	(0.97)	(0.31)	(0.64)
Net asset value, end of period	$16.57	$15.13	$11.98	$12.11	$15.08	$12.02
Total return (%)[3]	10.41[4]	29.78	1.28	(13.91)	28.28	(5.88)
Ratios and supplemental data
Net assets, end of period (in millions)	$75	$71	$82	$112	$77	$53
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.86	0.86	0.85	0.88	0.91
Expenses including reductions	0.86[5]	0.85	0.86	0.84	0.87	0.90
Net investment income	2.80[5]	2.65	2.47	1.68	1.75	1.97
Portfolio turnover (%)	21	27	20	33	27	34

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
11	JOHN HANCOCK Infrastructure Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$15.12	$11.98	$12.11	$15.08	$12.02	$13.43
Net investment income[2]	0.19	0.37	0.31	0.29	0.25	0.24
Net realized and unrealized gain (loss) on investments	1.38	3.15	(0.14)	(2.29)	3.12	(1.01)
Total from investment operations	1.57	3.52	0.17	(2.00)	3.37	(0.77)
Less distributions
From net investment income	(0.12)	(0.38)	(0.30)	(0.48)	(0.25)	(0.24)
From net realized gain	—	—	—	(0.49)	(0.06)	(0.40)
Total distributions	(0.12)	(0.38)	(0.30)	(0.97)	(0.31)	(0.64)
Net asset value, end of period	$16.57	$15.12	$11.98	$12.11	$15.08	$12.02
Total return (%)[3]	10.48[4]	29.69	1.29	(13.90)	28.29	(5.87)
Ratios and supplemental data
Net assets, end of period (in millions)	$37	$71	$75	$76	$82	$76
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.85	0.86	0.84	0.87	0.90
Expenses including reductions	0.85[5]	0.85	0.85	0.83	0.86	0.89
Net investment income	2.44[5]	2.70	2.43	2.15	1.76	1.95
Portfolio turnover (%)	21	27	20	33	27	34

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Infrastructure Fund	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Infrastructure Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily
13	JOHN HANCOCK Infrastructure Fund |

close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$20,397,310	$20,397,310	—	—
Canada	17,985,988	17,985,988	—	—
China	12,679,941	—	$12,679,941	—
France	44,285,477	—	44,285,477	—
Germany	32,963,683	—	32,963,683	—
Hong Kong	11,243,458	—	11,243,458	—
Italy	24,252,938	—	24,252,938	—
Japan	45,483,043	—	45,483,043	—
Singapore	18,171,265	—	18,171,265	—
South Korea	7,947,498	—	7,947,498	—
Spain	31,080,589	—	31,080,589	—
United Kingdom	20,963,034	—	20,963,034	—
United States	263,810,854	263,810,854	—	—
Short-term investments	31,422,892	18,022,892	13,400,000	—
Total investments in securities	$582,687,970	$320,217,044	$262,470,926	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued
| JOHN HANCOCK Infrastructure Fund	14

interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2025, the fund loaned securities valued at $17,098,927 and received $18,021,100 of cash collateral.
15	JOHN HANCOCK Infrastructure Fund |

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2025 were $1,699.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2024, the fund has a short-term capital loss carryforward of $11,904,304 and a long-term capital loss carryforward of $14,490,581 available to offset future net realized capital gains. These carryforwards do not expire.
| JOHN HANCOCK Infrastructure Fund	16

As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $250 million of the fund’s aggregate average daily net assets and (b) 0.750% of the fund’s aggregate average daily net assets in excess of $250 million. Aggregate net assets include the net assets of the fund and the portion of the net assets of John Hancock Diversified Real Assets Fund, a series of John Hancock Investment Trust, subadvised by Wellington Management Company LLP in the Infrastructure approach. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
17	JOHN HANCOCK Infrastructure Fund |

Prior to February 28, 2025, the Advisor contractually agreed to reduce its management fee or, if necessary make payment to Class A, Class C, Class I, Class R6 and Class NAV shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I, Class R6 and Class NAV shares, as applicable, exceeded 1.31%, 2.01%, 1.00%, 0.92% and 0.92%, respectively, of the average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6 and Class NAV shares” means all expenses of the applicable class excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees paid indirectly, borrowing costs, prime brokerage fees, and short dividend expenses.
For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,535
Class C	381
Class I	14,671
Class	Expense reduction
Class R6	$2,890
Class NAV	2,142
Total	$22,619

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $86,461 for the six months ended April 30, 2025. Of this amount, $14,887 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $71,574 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, CDSCs received by the Distributor amounted to $181 and $201 for Class A and Class C shares, respectively.
| JOHN HANCOCK Infrastructure Fund	18

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$90,057	$34,105
Class C	45,167	5,128
Class I	—	197,257
Class R6	—	1,667
Total	$135,224	$238,157
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$12,300,000	1	4.840%	$(1,654)
Lender	7,550,000	2	4.850%	2,034
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	572,112	$8,654,903	470,974	$6,628,681
Distributions reinvested	24,027	352,873	96,747	1,320,548
Repurchased	(509,072)	(7,633,123)	(1,222,948)	(16,572,901)
Net increase (decrease)	87,067	$1,374,653	(655,227)	$(8,623,672)
19	JOHN HANCOCK Infrastructure Fund |

	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class C shares
Sold	61,082	$937,864	43,033	$604,941
Distributions reinvested	1,759	24,944	11,161	149,575
Repurchased	(81,485)	(1,205,460)	(182,229)	(2,432,580)
Net decrease	(18,644)	$(242,652)	(128,035)	$(1,678,064)
Class I shares
Sold	4,780,197	$72,845,864	5,215,295	$70,219,176
Distributions reinvested	144,065	2,121,764	548,940	7,487,896
Repurchased	(4,912,342)	(74,096,892)	(15,192,538)	(203,428,770)
Net increase (decrease)	11,920	$870,736	(9,428,303)	$(125,721,698)
Class R6 shares
Sold	818,186	$12,464,096	365,493	$4,998,896
Distributions reinvested	35,954	532,302	145,539	1,990,349
Repurchased	(1,064,803)	(16,144,077)	(2,659,988)	(35,684,979)
Net decrease	(210,663)	$(3,147,679)	(2,148,956)	$(28,695,734)
Class NAV shares
Sold	491,298	$7,337,843	667,668	$8,904,414
Distributions reinvested	33,816	494,888	151,718	2,074,070
Repurchased	(2,976,073)	(43,999,360)	(2,402,938)	(33,619,580)
Net decrease	(2,450,959)	$(36,166,629)	(1,583,552)	$(22,641,096)
Total net decrease	(2,581,279)	$(37,311,571)	(13,944,073)	$(187,360,264)
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $113,580,833 and $151,111,141, respectively, for the six months ended April 30, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Utilities companies’ performance may be volatile due to variable fuel, service, and financing costs, conservation efforts, government regulation, and other factors.
| JOHN HANCOCK Infrastructure Fund	20

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2025, funds within the John Hancock group of funds complex held 6.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	6.5%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,801,713	—	$78,880,720	$(60,857,841)	$(1,776)	$1,789	$17,739	—	$18,022,892

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK Infrastructure Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Infrastructure Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443076	428SA 4/25
6/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Small Cap Core Fund
U.S. equity
April 30, 2025

John Hancock
Small Cap Core Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
1	JOHN HANCOCK SMALL CAP CORE FUND |

Fund’s investments
AS OF 4-30-25 (unaudited)
	Shares	Value
Common stocks 97.2%		$2,158,942,369
(Cost $2,130,084,215)
Communication services 2.7%		59,311,183
Entertainment 2.7%
Madison Square Garden Sports Corp. (A)	221,279	42,611,697
Playtika Holding Corp.	3,168,783	16,699,486
Consumer discretionary 11.6%		257,992,350
Diversified consumer services 1.6%
Mister Car Wash, Inc. (A)	5,130,944	35,198,276
Hotels, restaurants and leisure 4.0%
First Watch Restaurant Group, Inc. (A)	1,648,401	29,110,762
Genius Sports, Ltd. (A)	3,053,329	32,945,420
Wingstop, Inc.	100,370	26,486,639
Household durables 1.0%
Green Brick Partners, Inc. (A)	392,671	23,163,662
Specialty retail 2.6%
Abercrombie & Fitch Company, Class A (A)	314,534	21,834,950
Lithia Motors, Inc.	124,023	36,308,973
Textiles, apparel and luxury goods 2.4%
Levi Strauss & Company, Class A	1,694,978	27,136,598
On Holding AG, Class A (A)	536,418	25,807,070
Consumer staples 1.7%		37,859,990
Consumer staples distribution and retail 0.9%
The Chefs’ Warehouse, Inc. (A)	365,096	20,799,519
Household products 0.8%
Central Garden & Pet Company, Class A (A)	576,952	17,060,471
Energy 4.2%		93,194,774
Energy equipment and services 2.4%
Helmerich & Payne, Inc.	1,378,975	26,048,838
Liberty Energy, Inc.	2,430,922	27,955,603
Oil, gas and consumable fuels 1.8%
Magnolia Oil & Gas Corp., Class A	1,908,930	39,190,333
Financials 12.9%		287,139,012
Banks 10.4%
Banner Corp.	722,426	44,169,126
Cullen/Frost Bankers, Inc.	428,781	49,940,123
Pinnacle Financial Partners, Inc.	527,184	52,844,923
SouthState Corp.	546,883	47,458,507
Univest Financial Corp.	1,241,305	36,668,150
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP CORE FUND	2

	Shares	Value
Financials (continued)
Capital markets 2.5%
Evercore, Inc., Class A	152,516	$31,310,010
Moelis & Company, Class A	461,892	24,748,173
Health care 14.8%		329,362,717
Biotechnology 1.3%
ACADIA Pharmaceuticals, Inc. (A)	790,749	11,544,935
SpringWorks Therapeutics, Inc. (A)	191,428	8,863,116
Ultragenyx Pharmaceutical, Inc. (A)	215,332	8,393,641
Health care equipment and supplies 7.0%
Globus Medical, Inc., Class A (A)	421,476	30,249,333
Haemonetics Corp. (A)	354,041	22,311,664
ICU Medical, Inc. (A)	165,822	22,649,627
Integer Holdings Corp. (A)	213,047	26,909,967
LivaNova PLC (A)	470,862	17,421,894
Merit Medical Systems, Inc. (A)	251,861	23,788,271
Teleflex, Inc.	90,183	12,359,580
Health care providers and services 3.6%
Concentra Group Holdings Parent, Inc.	944,730	20,547,878
Option Care Health, Inc. (A)	1,076,243	34,773,411
Select Medical Holdings Corp.	1,354,471	24,705,551
Life sciences tools and services 0.8%
Bio-Rad Laboratories, Inc., Class A (A)	77,472	18,909,366
Pharmaceuticals 2.1%
Axsome Therapeutics, Inc. (A)	76,405	8,579,517
Jazz Pharmaceuticals PLC (A)	127,164	14,873,101
Prestige Consumer Healthcare, Inc. (A)	276,768	22,481,865
Industrials 19.6%		435,511,220
Aerospace and defense 1.6%
Hexcel Corp.	739,441	35,840,705
Building products 4.5%
A.O. Smith Corp.	343,072	23,280,866
Simpson Manufacturing Company, Inc.	264,468	40,646,087
Trex Company, Inc. (A)	628,641	36,348,023
Construction and engineering 3.6%
Arcosa, Inc.	626,386	50,154,727
MasTec, Inc. (A)	239,505	30,493,777
Electrical equipment 3.3%
Generac Holdings, Inc. (A)	261,431	29,902,478
Regal Rexnord Corp.	404,858	42,850,171
Machinery 6.6%
Atmus Filtration Technologies, Inc.	1,209,506	41,933,573
3	JOHN HANCOCK SMALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Crane Company	225,831	$36,354,274
The Timken Company	570,988	36,685,979
The Toro Company	454,314	31,020,560
Information technology 22.3%		494,839,403
Electronic equipment, instruments and components 1.5%
Advanced Energy Industries, Inc.	348,654	33,962,386
Semiconductors and semiconductor equipment 5.5%
Alpha & Omega Semiconductor, Ltd. (A)	635,088	11,958,707
Ambarella, Inc. (A)	569,690	27,339,423
Kulicke & Soffa Industries, Inc.	808,451	26,056,376
MACOM Technology Solutions Holdings, Inc. (A)	323,946	33,609,398
Veeco Instruments, Inc. (A)	1,270,753	23,763,081
Software 15.3%
Adeia, Inc.	2,344,434	28,859,983
Alkami Technology, Inc. (A)	1,267,672	33,834,166
Braze, Inc., Class A (A)	979,528	30,492,707
CommVault Systems, Inc. (A)	255,710	42,736,812
Progress Software Corp.	601,274	36,052,389
Q2 Holdings, Inc. (A)	522,916	41,441,093
Tenable Holdings, Inc. (A)	1,127,077	34,454,744
Varonis Systems, Inc. (A)	945,844	40,519,957
Xperi, Inc. (A)	2,111,811	15,606,283
Yext, Inc. (A)	5,022,338	34,151,898
Materials 1.5%		33,431,248
Chemicals 1.5%
Avient Corp.	1,003,640	33,431,248
Real estate 4.3%		95,049,684
Industrial REITs 4.3%
EastGroup Properties, Inc.	294,836	48,182,099
First Industrial Realty Trust, Inc.	985,027	46,867,585
Utilities 1.6%		35,250,788
Multi-utilities 1.6%
Unitil Corp.	600,934	35,250,788

	Yield (%)	Shares	Value
Short-term investments 2.9%			$63,652,598
(Cost $63,648,647)
Short-term funds 2.9%			63,652,598
John Hancock Collateral Trust (B)	4.2081(C)	6,363,224	63,652,598

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP CORE FUND	4

Total investments (Cost $2,193,732,862) 100.1%	$2,222,594,967
Other assets and liabilities, net (0.1%)	(2,499,696)
Total net assets 100.0%	$2,220,095,271

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 4-30-25.
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $2,203,737,582. Net unrealized appreciation aggregated to $18,857,385, of which $198,902,232 related to gross unrealized appreciation and $180,044,847 related to gross unrealized depreciation.
5	JOHN HANCOCK SMALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,130,084,215)	$2,158,942,369
Affiliated investments, at value (Cost $63,648,647)	63,652,598
Total investments, at value (Cost $2,193,732,862)	2,222,594,967
Dividends and interest receivable	957,267
Receivable for fund shares sold	1,660,639
Other assets	174,918
Total assets	2,225,387,791
Liabilities
Payable for investments purchased	3,097,630
Payable for fund shares repurchased	1,642,025
Payable to affiliates
Accounting and legal services fees	60,794
Transfer agent fees	84,276
Trustees’ fees	870
Other liabilities and accrued expenses	406,925
Total liabilities	5,292,520
Net assets	$2,220,095,271
Net assets consist of
Paid-in capital	$2,151,834,761
Total distributable earnings (loss)	68,260,510
Net assets	$2,220,095,271

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($348,630,886 ÷ 23,753,529 shares)[1]	$14.68
Class I ($524,667,056 ÷ 35,354,538 shares)	$14.84
Class R6 ($593,689,795 ÷ 39,806,068 shares)	$14.91
Class NAV ($753,107,534 ÷ 50,516,223 shares)	$14.91
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.45

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Core Fund	6

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Dividends	$10,756,174
Dividends from affiliated investments	1,075,090
Total investment income	11,831,264
Expenses
Investment management fees	8,555,449
Distribution and service fees	458,609
Accounting and legal services fees	184,121
Transfer agent fees	573,933
Trustees’ fees	26,678
Custodian fees	114,168
State registration fees	47,521
Printing and postage	73,772
Professional fees	61,940
Other	28,395
Total expenses	10,124,586
Less expense reductions	(99,508)
Net expenses	10,025,078
Net investment income	1,806,186
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	48,677,468
Affiliated investments	14,433
48,691,901
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(304,665,330)
Affiliated investments	(9,088)
(304,674,418)
Net realized and unrealized loss	(255,982,517)
Decrease in net assets from operations	$(254,176,331)
7	JOHN HANCOCK Small Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$1,806,186	$4,005,939
Net realized gain	48,691,901	22,013,347
Change in net unrealized appreciation (depreciation)	(304,674,418)	449,697,839
Increase (decrease) in net assets resulting from operations	(254,176,331)	475,717,125
Distributions to shareholders
From earnings
Class A	(3,328,545)	(2,442,294)
Class I	(6,223,208)	(4,920,894)
Class R6	(4,770,572)	(3,565,934)
Class NAV	(6,232,226)	(5,373,484)
Total distributions	(20,554,551)	(16,302,606)
From fund share transactions
Fund share transactions	226,941,225	(61,472,659)
Issued in reorganization	202,448,751	—
From fund share transactions	429,389,976	(61,472,659)
Total increase	154,659,094	397,941,860
Net assets
Beginning of period	2,065,436,177	1,667,494,317
End of period	$2,220,095,271	$2,065,436,177
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Core Fund	8

Financial highlights
CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$16.75	$13.12	$13.97	$18.52	$12.22	$11.78
Net investment loss[2]	(0.01)	(0.01)	(0.01)	(0.07)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.91)	3.75	(0.71)	(2.42)	6.57	0.46
Total from investment operations	(1.92)	3.74	(0.72)	(2.49)	6.50	0.44
Less distributions
From net realized gain	(0.15)	(0.11)	(0.13)	(2.06)	(0.20)	—
Net asset value, end of period	$14.68	$16.75	$13.12	$13.97	$18.52	$12.22
Total return (%)[3,4]	(11.60)[5]	28.55	(5.13)	(14.93)	53.59	3.74
Ratios and supplemental data
Net assets, end of period (in millions)	$349	$377	$301	$329	$377	$229
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[6]	1.24	1.25	1.24	1.24	1.30
Expenses including reductions	1.22[6]	1.23	1.24	1.23	1.23	1.29
Net investment loss	(0.09)[6]	(0.06)	(0.08)	(0.45)	(0.41)	(0.19)
Portfolio turnover (%)	35[7]	56	56[8]	64	64	82

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Excludes in-kind transactions.
9	JOHN HANCOCK Small Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$16.93	$13.24	$14.06	$18.59	$12.25	$11.78
Net investment income (loss)[2]	0.01	0.03	0.02	(0.03)	(0.03)	—[3]
Net realized and unrealized gain (loss) on investments	(1.94)	3.79	(0.71)	(2.44)	6.59	0.47
Total from investment operations	(1.93)	3.82	(0.69)	(2.47)	6.56	0.47
Less distributions
From net investment income	(0.01)	(0.02)	—	—	(0.02)	—
From net realized gain	(0.15)	(0.11)	(0.13)	(2.06)	(0.20)	—
Total distributions	(0.16)	(0.13)	(0.13)	(2.06)	(0.22)	—
Net asset value, end of period	$14.84	$16.93	$13.24	$14.06	$18.59	$12.25
Total return (%)[4]	(11.51)[5]	28.93	(4.88)	(14.74)	53.94	3.99
Ratios and supplemental data
Net assets, end of period (in millions)	$525	$643	$537	$540	$308	$47
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[6]	0.99	1.00	0.99	0.99	1.04
Expenses including reductions	0.97[6]	0.98	0.99	0.98	0.98	1.04
Net investment income (loss)	0.15[6]	0.19	0.17	(0.18)	(0.19)	(0.01)
Portfolio turnover (%)	35[7]	56	56[8]	64	64	82

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Core Fund	10

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$17.02	$13.31	$14.12	$18.65	$12.28	$11.79
Net investment income (loss)[2]	0.02	0.05	0.04	(0.01)	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	(1.95)	3.80	(0.72)	(2.45)	6.61	0.47
Total from investment operations	(1.93)	3.85	(0.68)	(2.46)	6.60	0.49
Less distributions
From net investment income	(0.03)	(0.03)	—	(0.01)	(0.03)	—
From net realized gain	(0.15)	(0.11)	(0.13)	(2.06)	(0.20)	—
Total distributions	(0.18)	(0.14)	(0.13)	(2.07)	(0.23)	—
Net asset value, end of period	$14.91	$17.02	$13.31	$14.12	$18.65	$12.28
Total return (%)[3]	(11.49)[4]	29.04	(4.79)	(14.64)	54.16	4.16
Ratios and supplemental data
Net assets, end of period (in millions)	$594	$455	$328	$307	$242	$95
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.88	0.89	0.89	0.89	0.93
Expenses including reductions	0.86[5]	0.87	0.88	0.88	0.88	0.93
Net investment income (loss)	0.27[5]	0.30	0.28	(0.09)	(0.07)	0.16
Portfolio turnover (%)	35[6]	56	56[7]	64	64	82

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
[7]	Excludes in-kind transactions.
11	JOHN HANCOCK Small Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$17.01	$13.30	$14.11	$18.64	$12.27	$11.79
Net investment income (loss)[2]	0.02	0.05	0.04	(0.01)	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	(1.94)	3.80	(0.72)	(2.45)	6.61	0.46
Total from investment operations	(1.92)	3.85	(0.68)	(2.46)	6.60	0.48
Less distributions
From net investment income	(0.03)	(0.03)	—	(0.01)	(0.03)	—
From net realized gain	(0.15)	(0.11)	(0.13)	(2.06)	(0.20)	—
Total distributions	(0.18)	(0.14)	(0.13)	(2.07)	(0.23)	—
Net asset value, end of period	$14.91	$17.01	$13.30	$14.11	$18.64	$12.27
Total return (%)[3]	(11.43)[4]	29.07	(4.79)	(14.65)	54.07	4.16
Ratios and supplemental data
Net assets, end of period (in millions)	$753	$590	$501	$507	$690	$342
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.87	0.88	0.88	0.88	0.92
Expenses including reductions	0.86[5]	0.86	0.88	0.87	0.87	0.91
Net investment income (loss)	0.27[5]	0.31	0.29	(0.09)	(0.05)	0.15
Portfolio turnover (%)	35[6]	56	56[7]	64	64	82

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Core Fund	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
13	JOHN HANCOCK Small Cap Core Fund |

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2025 were $4,716.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
| JOHN HANCOCK Small Cap Core Fund	14

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.870% of the first $300 million of the fund’s average daily net assets, (b) 0.830% of the next $300 million of the fund’s average daily net assets, (c) 0.815% of the next $300 million of the fund’s average daily net assets, and (d) 0.800% of the fund’s average daily net assets in excess of $900 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
15	JOHN HANCOCK Small Cap Core Fund |

fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$17,462
Class I	29,735
Class R6	22,966
Class	Expense reduction
Class NAV	$29,345
Total	$99,508

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.81% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $105,293 for the six months ended April 30, 2025. Of this amount, $18,086 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $87,207 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, CDSCs received by the Distributor amounted to $2,065 for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
| JOHN HANCOCK Small Cap Core Fund	16

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$458,609	$208,113
Class I	—	353,914
Class R6	—	11,906
Total	$458,609	$573,933
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,268,074	$21,022,608	3,410,704	$53,545,493
Issued in reorganization (Note 9)	2,658,765	38,942,675	—	—
Distributions reinvested	187,690	3,203,862	156,868	2,425,186
Repurchased	(2,888,016)	(47,187,150)	(4,008,778)	(62,691,466)
Net increase (decrease)	1,226,513	$15,981,995	(441,206)	$(6,720,787)
Class I shares
Sold	6,918,270	$115,062,948	15,084,045	$237,644,002
Issued in reorganization (Note 9)	487,261	7,215,940	—	—
Distributions reinvested	312,175	5,385,024	290,151	4,523,450
Repurchased	(10,320,052)	(169,109,323)	(17,943,388)	(278,601,092)
Net decrease	(2,602,346)	$(41,445,411)	(2,569,192)	$(36,433,640)
Class R6 shares
Sold	14,918,134	$239,481,297	8,792,912	$138,153,909
Issued in reorganization (Note 9)	2,051,756	30,536,688	—	—
Distributions reinvested	271,846	4,711,099	227,036	3,555,383
Repurchased	(4,181,951)	(69,756,681)	(6,951,646)	(110,622,336)
Net increase	13,059,785	$204,972,403	2,068,302	$31,086,956
17	JOHN HANCOCK Small Cap Core Fund |

	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	7,190,675	$121,263,712	726,429	$11,253,816
Issued in reorganization (Note 9)	8,452,933	125,753,448	—	—
Distributions reinvested	359,828	6,232,226	343,354	5,373,484
Repurchased	(198,823)	(3,368,397)	(4,032,695)	(66,032,488)
Net increase (decrease)	15,804,613	$249,880,989	(2,962,912)	$(49,405,188)
Total net increase (decrease)	27,488,565	$429,389,976	(3,905,008)	$(61,472,659)
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and reorganization activity, amounted to $926,711,806 and $731,140,385, respectively, for the six months ended April 30, 2025.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2025, funds within the John Hancock group of funds complex held 33.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	13.9%
JHF II Multimanager Lifestyle Balanced Portfolio	8.3%
JHF II Multimanager Lifestyle Aggressive Portfolio	7.0%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,363,224	$67,574,977	$598,443,064	$(602,370,788)	$14,433	$(9,088)	$1,075,090	—	$63,652,598
Note 9—Reorganization
On April 3, 2025, the shareholders of John Hancock Funds II Small Cap Value Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring Fund) with a value equal to the net assets transferred.
| JOHN HANCOCK Small Cap Core Fund	18

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with funds with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 25, 2025. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
Small Cap Core Fund	Small Cap Value Fund	$202,448,751	$8,397,416	20,913,729	13,650,715	$1,993,284,336	$2,195,733,087
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
19	JOHN HANCOCK Small Cap Core Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443065	445SA 4/25
6/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer

Date:	June 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer

Date:	June 13, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer, Principal Financial Officer

Date:	June 13, 2025